Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Available-for-sale debt securities, at fair value	$ 188,742	$ 250,747
Loans held for sale, at lower of cost or fair value	3,884	591
Mortgage servicing rights	1,738	2,899
U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	1,978	2,152
U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	427	559
U.S. government-sponsored enterprises
Assets:
Available-for-sale debt securities, at fair value	21,822	23,777
Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	106,885	109,440
Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	45,640	102,699
Other debt securities
Assets:
Available-for-sale debt securities, at fair value	10,821	10,943
Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,169	1,177
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities, at fair value	1,978	2,152
Loans held for sale, at lower of cost or fair value	0	0
Total	104,167	96,826
Liabilities:
Total	1,250,465	1,383,134
Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities, at fair value	186,764	248,595
Loans held for sale, at lower of cost or fair value	3,884	591
Total	199,494	258,063
Liabilities:
Total	146,225	137,200
Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities, at fair value	0	0
Loans held for sale, at lower of cost or fair value	0	0
Total	1,364,576	1,389,038
Liabilities:
Total	319,931	250,451
Recurring
Assets:
Loans held for sale, at lower of cost or fair value	3,884	591
Mortgage servicing rights	1,738	2,899
Total	194,485	254,306
Liabilities:
Total	43	21
Recurring | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	1,978	2,152
Recurring | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	427	559
Recurring | U.S. government-sponsored enterprises
Assets:
Available-for-sale debt securities, at fair value	21,822	23,777
Recurring | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	106,885	109,440
Recurring | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	45,640	102,699
Recurring | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	10,821	10,943
Recurring | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,169	1,177
Recurring | Equity securities
Assets:
Available-for-sale debt securities, at fair value	78	46
Recurring | Interest rate lock commitments
Assets:
Commitments	43	20
Liabilities:
Commitments	2	18
Recurring | Forward sale commitments
Assets:
Commitments		3
Liabilities:
Commitments	41	3
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Loans held for sale, at lower of cost or fair value	0	0
Mortgage servicing rights	0	0
Total	2,056	2,198
Liabilities:
Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	1,978	2,152
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	78	46
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate lock commitments
Assets:
Commitments	0	0
Liabilities:
Commitments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Forward sale commitments
Assets:
Commitments		0
Liabilities:
Commitments	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Loans held for sale, at lower of cost or fair value	3,884	591
Mortgage servicing rights	0	0
Total	190,648	249,189
Liabilities:
Total	41	3
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	427	559
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Available-for-sale debt securities, at fair value	21,822	23,777
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	106,885	109,440
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	45,640	102,699
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	10,821	10,943
Recurring | Other Observable Inputs (Level 2) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,169	1,177
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Interest rate lock commitments
Assets:
Commitments	0	0
Liabilities:
Commitments	0	0
Recurring | Other Observable Inputs (Level 2) | Forward sale commitments
Assets:
Commitments		3
Liabilities:
Commitments	41	3
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale, at lower of cost or fair value	0	0
Mortgage servicing rights	1,738	2,899
Total	1,781	2,919
Liabilities:
Total	2	18
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate lock commitments
Assets:
Commitments	43	20
Liabilities:
Commitments	2	18
Recurring | Significant Unobservable Inputs (Level 3) | Forward sale commitments
Assets:
Commitments		0
Liabilities:
Commitments	$ 0	$ 0